Segmental information - Geographic analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Sales	$ 27,762	$ 27,964	$ 27,891
Non-current assets	27,941	29,903	28,686
United States
Disclosure of geographical areas [line items]
Sales	7,408	8,138	8,041
Non-current assets	7,355	7,467	7,642
India
Disclosure of geographical areas [line items]
Sales	3,213	3,233	3,247
Non-current assets	1,945	2,173	2,207
Great Britain
Disclosure of geographical areas [line items]
Sales	3,158	2,989	2,849
Non-current assets	4,065	4,505	3,969
Rest of World
Disclosure of geographical areas [line items]
Sales	13,983	13,604	13,754
Non-current assets	$ 14,576	$ 15,758	$ 14,868